Business Combination - Recapitalization (Q1) (Details) - USD ($) $ in Thousands			3 Months Ended
	Jan. 12, 2021	Jan. 11, 2021	Mar. 31, 2021	Mar. 31, 2020
Recapitalization
Cash - South Mountain (net of redemptions and non-contingent expenses)	$ 240,670
Cash - PIPE investors	200,000
Cash electing shares of Legacy Billtrust shareholders	(90,061)
Less fees to underwriters and other transaction costs	(20,200)
Net cash received from reverse recapitalization	330,409		$ 349,902	$ 0
Net assets acquired and other adjustments	255		$ 255	$ 0
Net contributions from reverse recapitalization	$ 330,664
Recapitalization, Number of Shares
Common stock, shares outstanding (in shares)	145,266,108
Stock repurchased during period (shares)	(9,005,863)
Common stock of South Mountain (shares)	30,497,985
Shares issued from PIPE (shares)	20,000,000
Recapitalization shares (shares)	41,492,122
Legal Billtrust stockholders (shares)	103,773,986
South Mountain
Recapitalization, Number of Shares
Stock repurchased during period (shares)		(2,015)
Common Shareholders | South Mountain
Recapitalization, Number of Shares
Common stock, shares outstanding (in shares)		25,000,000
Founder Shareholders | South Mountain
Recapitalization, Number of Shares
Common stock, shares outstanding (in shares)		5,500,000